WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Exercised (in shares)		(146,212)	(3,910,805)
Common Stock Warrants
Warrants outstanding - beginning balance (in shares)	80,881,817	85,826,872	1,076,555
Warrants Issued (in shares)	70,357,155		85,336,515
Warrants Expired (in shares)	560,211
Options Exercised (in shares)		(4,945,055)	(586,198)
Warrants outstanding - ending balance (in shares)	150,678,761	80,881,817	85,826,872
Warrants Outstanding, beginning balance (in dollars per share)	$ 0.11	$ 0.22	$ 1.99
Warrants Issued (in dollars per share)	0.03		0.08
Warrants Expired (in dollars per share)	2.43	0.01	0.07
Warrants Outstanding, ending balance (in dollars per share)	$ 0.06	$ 0.11	$ 0.22